Label	Element	Value
Direxion Daily NVDA Bull 2X Shares
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	200.00%
Direxion Daily NVDA Bull 2X Shares | Total Return Swap Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	186.70%
Direxion Daily NVDA Bull 2X Shares | Common Stocks [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	13.30%